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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
APPENDIX I                   Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

 Read instructions at end of Form before preparing Form. Please print or type.

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1.    Name and address of issuer:
                                 FIFTH THIRD FUNDS
                                 3435 STELZER ROAD
                                 COLUMBUS, OHIO 43219

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2.    The name of each series or class of funds for which this
      Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes:

                                                                   [ X ]

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3.    Investment Company Act File Number:                          811-5669

      Securities Act File Number:                                  33-24848


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4(a). Last day of the fiscal year for which this notice is filed:

                                 JULY 31, 2006

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.

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4(c). [ ] Check box if this is the last time the issuer will be filing this
          Form.

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5.    Calculation of registration fee:

        (i)    Aggregate sale price
               of securities sold
               during the fiscal
               year pursuant to section 24(f):                  $21,253,616,000
                                                                ---------------

        (ii)   Aggregate price of securities
               redeemed or repurchased
               during the fiscal year:         $21,811,455,000
                                               ---------------

        (iii)  Aggregate price of securities
               redeemed or repurchased
               during any prior fiscal year
               ending no earlier than
               October 11, 1995 that were
               not previously used to reduce
               registration fees payable
               to the Commission.               $1,941,345,000
                                               ---------------

        (iv)   Total available redemption
               credits [Add items 5(ii)
               and 5(iii)]:                                    -$23,752,800,000
                                                                ---------------

        (v)    Net Sales - If item 5(i) is
               greater than item 5(iv)
               [subtract Item 5(iv) from
               Item 5(i) ]                                                   $0
                                                                ---------------

        ------------------------------------------------------------------------
        (vi)   Redemption credits available
               for use in future years - if
               Item 5(i) is less than                           ($2,499,184,000)
               Item 5 (iv) [ subtract Item 5(iv)                ---------------
               from Item 5(i)]:
        ------------------------------------------------------------------------

        (vii)  Multiplier for determining
               registration fee  (See Instruction C.9):               0.0000307
                                                                ---------------


        (viii) Registration fee due
               [multiply Item 5(v) by Item 5(vii):             =          $0.00
               (enter "0" if no fee is due):                    ---------------

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6.    Prepaid shares

               If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

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7.    Interest due.-- if this Form is being filed more than
      90 days after the end of the issuers fiscal year
      (see Instruction D):                                                   $0
                                                                ---------------

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8.    Total of amount of the registration fee due plus any
      interest due [ Line 5(viii) plus line 7].
                                                                          $0.00
                                                                ===============

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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:

                        NA
               --------------------

               Method of Delivery:
                                        [  ]  Wire Transfer
                                        [  ]  Mail or other means

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                                   SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         By (Signature and Title)                 /s/ Aaron J. Masek
                                                  ------------------------------

                                                  Aaron J. Masek, Treasurer
                                                  ------------------------------

         Date   October 20, 2006
                ----------------------------------

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